Acquisitions and Divestitures Acquisitions (Details)	3 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2014 USD ($)	Jun. 30, 2015 USD ($)	Sep. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)	Sep. 30, 2013 USD ($) Acquisition
Business Acquisitions
Payments to acquire businesses, net of cash acquired			$ 22,000,000	$ 1,733,000,000	$ 123,000,000
Goodwill, acquired during period			43,000,000	979,000,000
Non-cash equity gain from acquisition			0	38,000,000	106,000,000
Air Distribution Technologies, Inc.
Business Acquisitions
Debt instrument, face amount			1,700,000,000
Business Acquisitions, Not Specified
Business Acquisitions
Goodwill, purchase accounting adjustments				2,000,000
Payments to acquire businesses, net of cash acquired			18,000,000	144,000,000	123,000,000
Goodwill, acquired during period			$ 9,000,000	$ 140,000,000	$ 266,000,000
Number of businesses acquired increase ownership from noncontrolling to controlling				3	2
Non-cash equity gain from acquisition				$ 38,000,000	$ 106,000,000
Number of Businesses Acquired			3	4	3
Business Combination, Consideration Transferred			$ 47,000,000
Building Efficiency Rest of World | Air Distribution Technologies, Inc.
Business Acquisitions
Goodwill, purchase accounting adjustments		$ 34,000,000
Payments to acquire businesses, net of cash acquired	$ 1,600,000,000	$ 4,000,000
Debt instrument, face amount	1,700,000,000
Goodwill, acquired during period	837,000,000
Finite-lived intangible assets acquired	477,000,000
Building Efficiency Rest of World | Customer Relationships | Air Distribution Technologies, Inc.
Business Acquisitions
Finite-lived intangible assets acquired	$ 475,000,000
Building Efficiency Rest of World | Minimum | Customer Relationships | Air Distribution Technologies, Inc.
Business Acquisitions
Finite-lived intangible asset, useful life	18 years
Building Efficiency Rest of World | Maximum | Customer Relationships | Air Distribution Technologies, Inc.
Business Acquisitions
Finite-lived intangible asset, useful life	20 years
Power Solutions | Business Acquisitions, Not Specified
Business Acquisitions
Non-cash equity gain from acquisition				$ 19,000,000
Building Efficiency Asia | Business Acquisitions, Not Specified
Business Acquisitions
Non-cash equity gain from acquisition				$ 19,000,000
Trade Names | Building Efficiency Rest of World | Air Distribution Technologies, Inc.
Business Acquisitions
Indefinite-lived Intangible Assets Acquired	$ 230,000,000